Note 8 - Incentive Plans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
NOTE
8.
Incentive Plans

401
(k) Plan.
The HighPeak Energy Employees, Inc
401
(k) Plan (the
“401
(k) Plan”) is a defined contribution plan established under Section
401
of the Internal Revenue Code of
1986,
as amended (the "Code"). As of
October 1, 2020,
all regular full-time and part-time employees of the Company are eligible to participate in the
401
(k) Plan after
three
continuous months of employment with the Company. Participants may
contribute up to
80
percent of their annual base salary into the
401
(k) Plan. Matching contributions are made to the
401
(k) Plan in cash by the Company in amounts equal to
100
percent of a participant's contributions to the
401
(k) Plan that are
not
in excess of
four
percent of the participant's annual base salary (the “Matching Contribution”). Each participant's account is credited with the participant's contributions, Matching Contributions and allocations of the
401
(k) Plan's earnings. Participants are fully vested in their account balances at their eligibility date. During the period from
August 24, 2020
through
December 31, 2020,
the Company contributed
$49,000
to the
401
(k) Plan.

Long-Term Incentive Plan.
The Company's
2020
Long-Term Incentive Plan (“LTIP”) provides for the granting of stock awards, stock options, dividend equivalents and substitute awards to directors, officers and employees of the Company. The number of shares available for grant pursuant to awards under the LTIP are as follows:

December 31, 2020
Approved and authorized awards	11,907,006
Awards granted under plan	(9,767,995)
Awards available for future grant	2,139,011

Stock Options.
Stock options were granted to employees on
August 24, 2020.
Stock-based compensation expense related to stock options for the period from
August 22, 2020
to
December 31, 2020
for the Company was
$15.5
million, and as of
December 31, 2020
there was
$3.8
million of unrecognized stock-based compensation expense related to unvested stock-based compensation awards. The unrecognized compensation expense will be recognized on a straight-line basis over the remaining vesting periods of the awards, which is a period of less than two
years.

The Company estimates the fair values of stock options granted using a Black-Scholes option valuation model, which requires the Company to make several assumptions. The expected term of options granted was determined based on the simplified method of the midpoint between the vesting dates and the contractual term of the options. The risk-free interest rate is based on the U.S. treasury yield curve rate for the expected term of the option at the date of grant and the volatility was based on the volatility of a peer group of companies with similar characteristics of the Company on the date of grant since the Company did not
have any trading history. More detailed stock options activity and details are as follows:

	Stock Options	Exercise Price	Remaining Term in Years	Intrinsic Value (in thousands)
Outstanding at August 22, 2020	-
Awards granted	9,705,495	$10.00
Awards forfeited	-
Exercised	-
Outstanding at December 31, 2020	9,705,495	$10.00	9.7	$57,942

Vested at December 31, 2020	7,204,163	$10.00	9.7	$43,009
Exercisable at December 31, 2020	7,204,163	$10.00	9.7	$43,009

Stock Issued to Directors.
Stock was issued to the outside directors of the Company in
November 2020
in the amount of
12,500
shares each totaling
62,500
shares in total. There were
no
restrictions of these shares. Therefore stock-based compensation expense was recognized immediately upon the issuance of these shares in the amount of
$302,000
which was based upon the closing price of the stock on the date the stock issuance was approved by the board of directors of the Company.